Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES
7.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2025	2026
	$	$

Raw materials	789	494
Work in progress	138	434
Finished goods	219	524

Total Inventories	1,146	1,452

Slow moving inventories amounting to $86, $71 and $106 were written off during the years ended March 31, 2024, 2025 and 2026, respectively.